DEFERRED CONNECTION FEES (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Change in deferred connection fees
Balance, beginning of the year	$ 163,098	$ 174,225
Payments received and deferred during the year	89,030	60,590
Amounts amortized and recognized as revenue during the year	(95,706)	(67,057)
Currency translation adjustment	(1,134)	(4,660)
Balance, end of the year	155,288	163,098
Less: current portion	(49,212)	(46,930)
Non-current portion	$ 106,076	$ 116,168